Employee Benefit Plans (Schedule of Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefit Plans [Abstract]
Assumptions Used Calculating Benefit Obligation, Discount Rate	4.75%	4.00%	4.40%
Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			3.00%
Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.00%	4.40%	5.50%
Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.35%	7.00%	7.00%
Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		3.00%	3.00%